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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    INTEREST
                                     SHARES

                                   Semiannual
                                     Report

                                    6/30/06

                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                   2
Portfolio Management Discussion                         4
Portfolio Summary                                       8
Prices and Distributions                                9
Performance Update                                     10
Schedule of Investments                                11
Financial Statements                                   22
Notes to Financial Statements                          26
Trustees, Officers and Service Providers               31

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate to longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully, /s/ Osbert M. Hood,

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Worries about general inflation spreading through the economy grew during the first six months of 2006, fueled by strong economic growth and dramatic increases in commodity prices - most notably in energy prices. Given these concerns, the U.S. Federal Reserve Board continued to raise short-term interest rates to relieve inflationary pressures and control economic growth. The Fed raised its Fed funds rate four successive times over the six months, from 4.25% to 5.25%. As the Fed acted, rates among securities of all maturities also rose, and bond prices generally declined. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Interest Shares' performance during the six months ended June 30, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform during the six months ended June 30, 2006?

A: Pioneer Interest Shares had a total return of -0.82% at net asset value during the period. At market price, the Fund had a return of 2.99%. During the same six months, the Lehman Aggregate Bond Index produced a total return of -0.72%. On June 30, 2006, the Fund's market price was at an 8.4% discount to net asset value. Throughout the six months, the Fund continued to pay a competitive dividend. The Fund's 30-day SEC yield on June 30, 2006 was 5.33%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the primary factors influencing performance?

A: It was challenging period in the bond market, given the persistent economic growth and the Federal Reserve Board's increasing concern about rising inflationary pressures. The Fed raised short-term rates at each of the board's four meetings during the six months, and rates rose across the board and in almost parallel fashion among securities of all maturities. Over the half year, the yield

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     on the six-month Treasury bill rose by about 90 basis points (nine-tenths of one percentage point). Yields of two- to three-year Treasury securities rose by about 79 basis points, the yields of 10-year Treasuries climbed by 78 basis points and the yields of 30-year Treasuries rose by 67 basis points. As these rate changes occurred, bond prices - especially among higher-quality securities - tended to depreciate, with most high-grade securities recording negative total returns. The most notable exception were issues with short maturities of two years and less, which were the best-performing over the six months. Corporate bonds, including high-yield securities, performed somewhat better than Treasuries, as the yield advantages of corporate bonds compensated for the erosion in the market value.

Q:   What were your principal strategies during the period?

A: In general, as the period progressed we became increasingly defensive to guard against the risks of a slowing economy as the impacts of the Federal Reserve's rate hikes worked their way through the economy. When interest rates rose, we gradually increased the interest-rate sensitivity of the Fund - as measured by duration - as longer-maturity bonds began to decline and offer greater value. The Fund's effective duration on June 30, 2006, was 5.04 years, compared with an effective duration of 4.77 years six months earlier. We maintained an exposure to Treasury Inflation Protected Securities (TIPS) for most of the period, although we did reduce our positions late in the period after these investments had performed particularly well.

     Over the six months, we reduced the Fund's investments in corporate bonds, including high-yield bonds, as they began to appear increasingly expensive, and we increased the overall credit quality of the portfolio. We anticipated that corporate bonds would not perform as well when the economy eventually begins to slow. The pick-up in merger-and-acquisition activity in the market also gave cause for concern. Such activity tends to favor equity investors over bond investors. Consequently, we increased our exposure to high-quality, mortgage-backed securities.

     At the end of the fiscal period on June 30, 2006, average credit quality was AA, up from AA- six months earlier. On June 30, 71.4% of assets were invested in Treasury and U.S. government

Pioneer Interest Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

     agency securities, including agency-backed mortgage securities. On the same date, 11.5% of Fund assets were invested in high-yield, below investment-grade bonds.

Q:   What types of investments had the greatest impact on Fund performance?

A: The positions in TIPS helped performance, as did the individual investment in corporate bonds of Ford Motor.

     While investments in the corporate sector - both investment-grade and high-yield bonds - helped performance generally, individual corporate bond holdings that were disappointing included securities of Hospital Corporation of America (HCA) and of Bausch and Lomb, the eye-care products company.

Q:   What is your investment outlook?

A: We anticipate that we will see increased evidence that the Federal Reserve has been successful in slowing the rate of economic growth. At the end of the past fiscal year, the yield curve - reflecting the differences between yields of different maturities - was modestly inverted. This meant that some shorter-term yields were higher than some longer-term yields - a phenomenon that is inconsistent with the normal relationships of yields in the past. This phenomenon also tends to presage a slowing in the economy.

     Given these factors, we believe it makes sense to lengthen the Fund's duration and to gain more exposure to Treasury and high-quality mortgage securities. We believe these maneuvers could help protect the Fund in a slowing economy while positioning it for the time when the Federal Reserve ends its cycle of rate hikes.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Interest Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency                                                         71.4%
AAA                                                                      0.3%
AA                                                                       0.4%
A                                                                        1.6%
BBB                                                                     11.1%
BB                                                                       9.1%
B                                                                        2.4%
Commercial Paper                                                         3.7%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1 Years                                                                5.6%
1-3 Years                                                                7.4%
3-4 Years                                                               22.4%
4-6 Years                                                               41.9%
6-8 Years                                                               11.1%
8+ Years                                                                11.6%

The portfolio is actively managed, and current holdings may be different.

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1. U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15         4.55%
 2. Federal Home Loan Mortgage Corp., 6.0%, 7/1/34                      2.40
 3. U.S. Treasury Notes, 4.875%, 2/15/12                                2.26
 4. U.S. Treasury Notes, 5.0%, 2/15/11                                  1.93
 5. U.S. Treasury Bonds, 5.25%, 11/15/28                                1.75
 6. Federal National Mortgage Association, 5.5%, 9/1/19                 1.52
 7. Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                      1.47
 8. Government National Mortgage Association, 4.5%, 3/15/35             1.46
 9. Federal Home Loan Mortgage Corp., 5.5%, 6/1/35                      1.42
10. Government National Mortgage Association, 5.5%, 7/15/34             1.42

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Interest Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Common Share      6/30/06      12/31/05
                       $11.91        $12.30

Market Value
per Common Share      6/30/06      12/31/05
                       $10.91        $10.85

Distributions
per Common Share        Income      Short-Term       Long-Term
(1/1/06 - 6/30/06)    Dividends    Capital Gains    Capital Gains
                        $0.29        $    -            $   -

Pioneer Interest Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Interest Shares at market value, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2006)

                 Net Asset
                   Value                   Market
Period             (NAV)                   Price
10 Years            5.78%                  5.40%
5 Years             5.16                   4.70
1 Year             -0.89                  -0.09
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                                        Lehman Brothers
                   Pioneer                 Aggregate
                Interest Shares           Bond Index
6/96              $10,000                 $10,000
                   10,987                  10,815
6/98               11,746                  11,955
                   11,235                  12,331
6/00               11,607                  12,894
                   13,450                  14,342
6/02               14,636                  15,579
                   15,394                  17,200
6/04               15,010                  17,255
                   16,940                  18,428
6/06               16,924                  18,280

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or charges. You cannot invest directly in an Index.

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             ASSET BACKED SECURITIES - 2.3%
                             Diversified Financials - 1.4%
                             Diversified Financial Services - 1.4%
$  256,798    BB-/Ba2        Caithness Coso Fund Corp., 6.263%,
                              6/15/14 (144A)                                          $   251,508
   617,301    BBB-/Baa2      PF Export Receivable Master Trust, 6.436%,
                              6/1/15 (144A)                                              617,196
   389,722    BBB/Baa2       Power Receivables Finance, 6.29%, 1/1/12 (144A)             388,229
                                                                                     -----------
                                                                                     $ 1,256,933
                                                                                     -----------
                             Total Diversified Financials                            $ 1,256,933
                                                                                     -----------
                             Utilities - 0.8%
                             Electric Utilities - 0.8%
   371,700    BBB-/Baa3      FPL Energy America Wind LLC, 6.639%,
                              6/20/23 (144A)                                         $   379,941
   277,200    BB-/Ba2        FPL Energy Wind Funding, 6.876%,
                              6/27/17 (144A)                                             276,853
                                                                                     -----------
                                                                                     $   656,794
                                                                                     -----------
                             Total Utilities                                         $   656,794
                                                                                     -----------
                             Government - 0.1%
   100,000    BB/Ba3         Dunkin Brands Master Finance LLC, 8.28%,
                              6/20/31 (144A)                                         $   100,385
                                                                                     -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $2,027,591)                                       $ 2,014,112
                                                                                     -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
                             Diversified Financials - 0.1%
                             Diversified Financial Services - 0.1%
   120,000    NR/Ba1         Global Signal, 7.036%, 2/15/36 (144A)                   $   119,835
                                                                                     -----------
                             Total Diversified Financials                            $   119,835
                                                                                     -----------
                             Government - 1.0%
   874,851    AAA/Aaa        Freddie Mac, 6.1%, 9/15/18                              $   871,665
                                                                                     -----------
                             Total Government                                        $   871,665
                                                                                     -----------
                             TOTAL COLLATERALIZED MORTGAGE
                             OBLIGATIONS
                             (Cost $1,001,941)                                       $   991,500
                                                                                     -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             CORPORATE BONDS - 22.1%
                             Energy - 1.7%
                             Oil & Gas Equipment & Services - 0.3%
$  275,000    B+/Ba3         Holly Energy Partners LP, 6.25%, 3/1/15                 $   251,625
                                                                                     -----------
                             Oil & Gas Exploration & Production - 0.9%
   750,000    BBB/NR         Gazprom International SA., 7.201%, 2/1/20 (144A)        $   760,312
    70,000    BB+/Ba3        Southern Star Central Corp., 6.75%,
                              3/1/16 (144A)                                               67,200
                                                                                     -----------
                                                                                     $   827,512
                                                                                     -----------
                             Oil & Gas Refining & Marketing - 0.5%
   115,000    BBB/Baa2       Boardwalk Pipelines LLC, 5.5%, 2/1/17                   $   108,480
   335,000    BB-/Ba2        Semco Energy, Inc., 7.125%, 5/15/08                         332,609
                                                                                     -----------
                                                                                     $   441,089
                                                                                     -----------
                             Total Energy                                            $ 1,520,226
                                                                                     -----------
                             Materials - 2.2%
                             Aluminum - 0.7%
   590,000    B/B1           Novelis, Inc., 7.25%, 02/15/15                          $   566,400
                                                                                     -----------
                             Commodity Chemicals - 0.8%
   200,000    B+/Ba3         Invista, 9.25%, 5/1/12 (144A)                           $   210,000
   500,000    BB-/Ba2        Nova Chemicals, Ltd., 6.5%, 1/15/12                         460,000
                                                                                     -----------
                                                                                     $   670,000
                                                                                     -----------
                             Paper Packaging - 0.3%
   296,000    B+/B1          Abitibi-Consolidated, Inc., 6.95%, 12/15/06             $   297,480
                                                                                     -----------
                             Paper Products - 0.4%
   375,000    B+/B1          Bowater Inc., 9.375%, 12/15/21                          $   363,750
                                                                                     -----------
                             Total Materials                                         $ 1,897,630
                                                                                     -----------
                             Capital Goods - 1.3%
                             Electrical Component & Equipment - 0.2%
   160,000    NR/WD          Orcal Geothermal, 6.21%, 12/30/20 (144A)                $   155,765
                                                                                     -----------
                             Trading Companies & Distributors - 1.1%
   750,000    BBB-/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)              $   684,964
   325,000    BB+/Ba1        Noble Group, Ltd., 6.625%, 3/17/15 (144A)                   281,728
                                                                                     -----------
                                                                                     $   966,692
                                                                                     -----------
                             Total Capital Goods                                     $ 1,122,457
                                                                                     -----------
                             Consumer Durables & Apparel - 0.2%
                             Home Furnishings - 0.2%
   185,000    BBB-/Baa3      Mohawk Industries, Inc., 6.125%, 1/15/16                $   178,349
                                                                                     -----------
                             Total Consumer Durables & Apparel                       $   178,349
                                                                                     -----------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             Consumer Services - 0.3%
                             Education Services - 0.3%
$  295,000    AAA/Aaa        President & Fellows of Harvard, 6.3%, 10/1/37           $   296,705
                                                                                     -----------
                             Total Consumer Services                                 $   296,705
                                                                                     -----------
                             Media - 1.2%
                             Broadcasting & Cable TV - 1.2%
 1,000,000    BBB+/Baa2      Comcast Cable Corp., 7.125%, 6/15/13                    $ 1,047,531
                                                                                     -----------
                             Total Media                                             $ 1,047,531
                                                                                     -----------
                             Health Care Equipment & Services - 0.9%
                             Health Care Facilities - 0.9%
   840,000    BB+/Ba2        HCA, Inc., 6.3%, 10/1/12                                $   790,038
                                                                                     -----------
                             Total Health Care Equipment & Services                  $   790,038
                                                                                     -----------
                             Diversified Financials - 2.6%
                             Consumer Finance - 1.5%
   575,000    B+/Ba2         Ford Motor Credit Co., 5.7%, 1/15/10                    $   503,664
   815,000    A/A2           SLM Corp., Floating Rate Note, 7/25/14                      744,714
                                                                                     -----------
                                                                                     $ 1,248,378
                                                                                     -----------
                             Investment Banking & Brokerage - 0.5%
   475,000    B+/Ba2         E*Trade Financial Corp., 8.0%, 6/15/11                  $   484,500
                                                                                     -----------
                             Diversified Financial Services - 0.6%
   525,000    BBB-/Baa3      Bombardier Capital, Inc., 7.09%, 3/30/07                $   525,000
                                                                                     -----------
                             Total Diversified Financials                            $ 2,257,878
                                                                                     -----------
                             Insurance - 6.1%
                             Life & Health Insurance - 1.8%
   725,000    B-/B2          Presidential Life Corp., 7.875%, 2/15/09                $   721,375
   900,000    BB+/Ba1        Provident Co., Inc., 7.0%, 7/15/18                          868,927
                                                                                     -----------
                                                                                     $ 1,590,302
                                                                                     -----------
                             Multi-Line Insurance - 1.6%
   750,000    BB+/Ba1        Hanover Insurance Group, 7.625%, 10/15/25               $   751,825
   700,000    A/Baa1         Loew Corp., 5.25%, 3/15/16                                  647,699
                                                                                     -----------
                                                                                     $ 1,399,524
                                                                                     -----------
                             Property & Casualty Insurance - 1.4%
   750,000    BBB-/NR        Kingsway America, Inc., 7.5%, 2/1/14                    $   742,639
   450,000    BB+/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                          455,136
                                                                                     -----------
                                                                                     $ 1,197,775
                                                                                     -----------

The accompanying notes are an integral part of these financial statements. 13

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             Reinsurance - 1.3%
$  700,000    BBB-/Baa3      Odyssey Re Holdings, 7.65%, 11/1/13                     $   672,567
   520,000    BBB/NA         Platinum Underwriters HD, 7.5%, 6/1/17                      510,116
                                                                                     -----------
                                                                                     $ 1,182,683
                                                                                     -----------
                             Total Insurance                                         $ 5,370,284
                                                                                     -----------
                             Real Estate - 2.0%
                             Real Estate Management & Development - 1.2%
 1,100,000    BB-/Ba3        Forest City Enterprises, 7.625%, 6/1/15                 $ 1,108,250
                                                                                     -----------
                             Real Estate Investment Trusts - 0.8%
   550,000    BBB-/Baa3      Health Care, Inc., 6.2%, 6/1/16                         $   534,298
   135,000    B+/B1          Trustreet Properties, Inc., 7.5%, 4/1/15                    132,975
                                                                                     -----------
                                                                                     $   667,273
                                                                                     -----------
                             Total Real Estate                                       $ 1,775,523
                                                                                     -----------
                             Technology Hardware & Equipment - 1.8%
                             Communications Equipment - 0.9%
   755,000    BBB/Baa3       Corning, Inc., 5.9%, 3/15/14                            $   746,481
                                                                                     -----------
                             Computer Hardware - 0.9%
   800,000    BBB-/Baa3      NCR Corp., 7.125%, 6/15/09                              $   816,662
                                                                                     -----------
                             Total Technology Hardware & Equipment                   $ 1,563,143
                                                                                     -----------
                             Semiconductors - 0.2%
   225,000    BBB-/Baa3      Chartered Semiconductor, 6.375%, 8/3/15                 $   214,799
                                                                                     -----------
                             Total Semiconductors                                    $   214,799
                                                                                     -----------
                             Utilities - 1.6%
                             Electric Utilities - 1.6%
   246,642    BBB-/Baa3      Crocket Cogeneration, 5.869%, 3/30/25 (144A)            $   230,623
   220,000    BBB+/Baa3      Entergy Gulf States, 5.7%, 6/1/15                           206,988
   550,000    BBB-/Baa3      Kiowa Power Partners LLC, 5.737%,
                              3/30/21 (144A)                                             510,251
   500,000    BB-/Ba3        MSW Energy Holdings, 7.375%, 9/1/10                         500,000
                                                                                     -----------
                                                                                     $ 1,447,862
                                                                                     -----------
                             Total Utilities                                         $ 1,447,862
                                                                                     -----------
                             TOTAL CORPORATE BONDS
                             (Cost $19,940,720)                                      $19,482,425
                                                                                     -----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.7%
$  944,843    AAA/Aaa        Federal Home Loan Mortgage Corp., 4.5%, 11/1/20         $   892,038
   868,451    AAA/Aaa        Federal Home Loan Mortgage Corp., 4.5%, 3/1/20              819,914
   531,967    AAA/Aaa        Federal Home Loan Mortgage Corp., 4.5%, 4/1/20              502,237
   214,469    AAA/Aaa        Federal Home Loan Mortgage Corp., 4.5%, 4/1/35              195,053
   215,024    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.0%, 11/1/34             201,457
 1,202,993    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.0%, 6/1/35            1,124,350
   754,823    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.0%, 7/1/35              705,478
   439,175    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.5%, 11/1/34             422,937
 1,259,090    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.5%, 6/1/35            1,210,132
   758,958    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.5%, 9/1/33              732,188
   239,769    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 1/1/34              236,552
   587,314    NR/NR          Federal Home Loan Mortgage Corp., 6.0%, 12/1/33             580,024
   104,100    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              102,880
   214,597    NR/NR          Federal Home Loan Mortgage Corp., 6.0%, 2/1/33              212,210
   133,155    NR/NR          Federal Home Loan Mortgage Corp., 6.0%, 4/1/33              131,502
   363,611    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 4/1/35              358,228
   203,208    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 5/1/34              200,481
   388,944    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35              383,186
 2,069,133    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 7/1/34            2,041,367
 1,266,758    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 8/1/34            1,249,759
   415,412    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.0%, 11/1/33             410,256
   399,644    AAA/Aaa        Federal Home Loan Mortgage Corp., 6.5%, 11/1/33             404,941
    22,349    NR/NR          Federal Home Loan Mortgage Corp., 7.0%, 11/1/30              22,903
   303,375    AAA/Aaa        Federal National Mortgage Association,
                              5.0%, 10/1/20                                              292,272
   995,156    AAA/Aaa        Federal National Mortgage Association,
                              5.5% , 3/1/36                                              955,889
   266,554    AAA/Aaa        Federal National Mortgage Association,
                              5.5%, 12/1/18                                              262,035
   418,970    AAA/Aaa        Federal National Mortgage Association,
                              5.5%, 3/1/25                                               406,485
   314,786    AAA/Aaa        Federal National Mortgage Association,
                              5.5%, 4/1/19                                               309,576
   983,122    AAA/Aaa        Federal National Mortgage Association,
                              5.5%, 4/1/36                                               944,330
   478,977    NR/NR          Federal National Mortgage Association,
                              5.5%, 6/1/33                                               462,070
 1,318,178    AAA/Aaa        Federal National Mortgage Association,
                              5.5%, 9/1/19                                              1,294,968
   164,486    NR/NR          Federal National Mortgage Association,
                              6.0% 11/1/32                                              162,504

The accompanying notes are an integral part of these financial statements.   15

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  142,640      NR/NR        Federal National Mortgage Association,
                              6.0% 2/1/33                                            $   140,921
   339,838      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 2/1/32                                               335,944
   497,659      NR/NR        Federal National Mortgage Association,
                              6.0%, 2/1/33                                               491,662
   301,971      NR/NR        Federal National Mortgage Association,
                              6.0%, 5/1/33                                               298,140
   991,566      NR/NR        Federal National Mortgage Association,
                              6.0%, 7/1/33                                               978,986
   353,021      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 9/15/33                                              348,542
   107,718      NR/NR        Federal National Mortgage Association,
                              6.5%, 9/1/31                                               108,700
    16,165      NR/NR        Federal National Mortgage Association,
                              6.5%, 1/1/31                                                16,318
    16,700      NR/NR        Federal National Mortgage Association,
                              6.5%, 10/1/31                                               16,852
    28,439      NR/NR        Federal National Mortgage Association,
                              6.5%, 10/1/32                                               28,690
   729,629      NR/NR        Federal National Mortgage Association,
                              6.5%, 12/1/31                                              736,284
   305,581      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 2/1/33                                               308,278
   207,943      NR/NR        Federal National Mortgage Association,
                              6.5%, 3/1/32                                               209,778
    26,231      NR/NR        Federal National Mortgage Association,
                              6.5%, 5/1/31                                                26,470
   111,357      NR/NR        Federal National Mortgage Association,
                              6.5%, 6/1/31                                               112,408
   368,726      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 7/1/34                                               370,887
   189,203      NR/NR        Federal National Mortgage Association,
                              7.0%, 12/1/31                                              193,859
   687,253      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 10/15/33                                             632,217
 1,351,582      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 3/15/35                                            1,241,240
   452,245      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 3/20/35                                              410,662

16 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  427,389    AAA/Aaa        Government National Mortgage Association,
                              4.5%, 4/15/35                                          $   392,498
   195,502    AAA/Aaa        Government National Mortgage Association,
                              4.5%, 4/15/35                                              179,542
   204,492    AAA/Aaa        Government National Mortgage Association,
                              4.5%, 5/15/34                                              187,970
   921,716    AAA/Aaa        Government National Mortgage Association,
                              4.5%, 5/15/35                                              846,468
   732,024    AAA/Aaa        Government National Mortgage Association,
                              4.5%, 8/15/33                                              673,403
   364,224    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 10/15/18                                             353,742
   850,114    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 4/15/34                                              805,522
   449,399    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 4/15/35                                              425,456
 1,000,001    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 5/15/36                                              946,444
   144,667    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 6/15/35                                              136,959
   300,222    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 7/15/19                                              291,499
   758,792    AAA/Aaa        Government National Mortgage Association,
                              5.0%, 9/15/33                                              718,853
   355,526    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 10/15/17                                             351,584
   198,956    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 10/15/34                                             193,013
   600,080    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 11/15/34                                             582,153
   393,970    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 2/15/35                                              382,046
   169,412    NR/NR          Government National Mortgage Association,
                              5.5%, 6/15/33                                              164,414
   888,936    NR/NR          Government National Mortgage Association,
                              5.5%, 6/15/35                                              862,032
   755,769    NR/NR          Government National Mortgage Association,
                              5.5%, 7/15/33                                              733,473
 1,247,051    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 7/15/34                                            1,209,798

The accompanying notes are an integral part of these financial statements.   17

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  130,838    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 8/15/33                                          $   126,979
   355,726    NR/NR          Government National Mortgage Association,
                              5.5%, 7/15/33                                              345,231
   329,928    AAA/Aaa        Government National Mortgage Association,
                              5.5%, 8/15/33                                              320,194
   135,766    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 1/15/17                                              136,817
   222,178    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 1/15/19                                              223,874
   256,142    NR/NR          Government National Mortgage Association,
                              6.0%, 1/15/33                                              254,431
   357,934    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 10/15/34                                             355,455
   392,615    NR/NR          Government National Mortgage Association,
                              6.0%, 11/15/31                                             390,079
    12,165    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 12/15/08                                              12,167
   413,551    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 3/15/17                                              416,751
   488,665    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 3/15/17                                              492,447
   386,901    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 3/15/33                                              384,317
   491,563    NR/NR          Government National Mortgage Association,
                              6.0%, 3/15/33                                              488,279
   560,403    Aaa/AAA        Government National Mortgage Association,
                              6.0%, 3/15/33                                              556,658
   282,843    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 3/15/33                                              280,998
1, 144,647    NR/NR          Government National Mortgage Association,
                              6.0%, 3/15/33                                            1,137,190
   105,734    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 4/15/13                                              106,325
   263,468    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 4/15/18                                              265,553
   162,370    NR/NR          Government National Mortgage Association,
                              6.0%, 4/15/33                                              161,285
   235,845    NR/NR          Government National Mortgage Association,
                              6.0%, 4/15/33                                              234,270

18 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$  344,781    NR/NR          Government National Mortgage Association,
                              6.0%, 7/15/33                                          $   326,633
   274,710    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 8/15/32                                              272,913
   147,963    NR/NR          Government National Mortgage Association,
                              6.0%, 9/15/32                                              146,994
   134,577    AAA/Aaa        Government National Mortgage Association,
                              6.0%, 9/15/33                                              133,678
   382,336    NR/NR          Government National Mortgage Association,
                              6.0%, 9/15/33                                              379,781
   225,330    AAA/Aaa        Government National Mortgage Association,
                              6.5%, 1/15/34                                              228,214
    28,288    NR/NR          Government National Mortgage Association,
                              6.5%, 10/15/31                                              28,680
    24,442    NR/NR          Government National Mortgage Association,
                              6.5%, 5/15/29                                               24,815
   123,477    NR/NR          Government National Mortgage Association,
                              6.5%, 5/15/33                                              125,086
    19,949    NR/NR          Government National Mortgage Association,
                              6.5%, 6/15/31                                               20,226
    79,583    NR/NR          Government National Mortgage Association,
                              7.0%, 10/15/31                                              82,109
    40,232    NR/NR          Government National Mortgage Association,
                              7.0%, 6/15/31                                               41,509
    24,671    NR/NR          Government National Mortgage Association,
                              7.0%, 7/15/29                                               25,459
    82,153    NR/NR          Government National Mortgage Association,
                              7.0%, 9/15/31                                               84,760
    25,292    NR/NR          Government National Mortgage Association,
                              7.0%, 7/15/31                                               26,097
    49,255    NR/NR          Government National Mortgage Association, I,
                              7.0%, 3/15/31                                               50,818
   354,920    AAA/Aaa        Government National Mortgage Association, II,
                              5.5%, 10/20/19                                             349,692
   322,566    NR/NR          Government National Mortgage Association, II,
                              5.5%, 2/20/34                                              311,621
   201,402    NR/NR          Government National Mortgage Association, II,
                              7.0%, 1/20/29                                              206,456
 1,500,000    AAA/Aaa        U.S. Treasury Bonds, 5.25%, 11/15/28                      1,492,968
   240,000    AAA/Aaa        U.S. Treasury Bonds, 6.25%, 8/15/23                         264,694
   850,000    AAA/Aaa        U.S. Treasury Bonds, 7.25%, 5/15/16                         984,207

The accompanying notes are an integral part of these financial statements.   19

Pioneer Interest Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
Principal     Ratings
Amount        (unaudited)                                                                  Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$4,080,461    AAA/Aaa        U.S. Treasury Inflation Notes, 1.875%, 7/15/15          $ 3,871,815
   482,097    AAA/Aaa        U.S. Treasury Inflation Notes, 2.0%, 1/15/16                460,383
   448,148    AAA/Aaa        U.S. Treasury Inflation Notes, 3.0%, 7/15/12                461,488
   873,550    AAA/Aaa        U.S. Treasury Inflation Protected Security,
                              3.375%, 1/15/12                                            915,043
     1,157    AAA/Aaa        U.S. Treasury Inflation Protected Security,
                              3.5%, 1/15/11                                                1,211
   625,000    AAA/Aaa        U.S. Treasury Notes, 4.0%, 2/15/15                          575,927
   250,000    AAA/Aaa        U.S. Treasury Notes, 4.25%, 11/15/14                        235,117
 1,940,000    AAA/Aaa        U.S. Treasury Notes, 4.875%, 2/15/12                      1,918,780
 1,650,000    AAA/Aaa        U.S. Treasury Notes, 5.0%, 2/15/11                        1,645,939
   360,000    AAA/Aaa        U.S. Treasury Notes, 5.25%, 2/15/29                         358,425
   905,000    AAA/Aaa        U.S. Treasury Notes, 5.375%, 2/15/31                        920,626
 1,140,000    AAA/Aaa        U.S. Treasury Notes, 5.5%, 8/15/28                        1,171,261
   450,000    AAA/Aaa        U.S. Treasury Notes, 7.875%, 2/15/21                        566,226
   500,000    AAA/Aaa        U.S. Treasury Strip, 0.0%, 5/15/13                          353,350
 1,200,000    AAA/Aaa        U.S. Treasury Strip, 0.0%, 11/15/13                         825,685
                                                                                     -----------
                                                                                     $62,251,895
                                                                                     -----------
                             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                             (Cost $64,656,193)                                      $62,251,895
                                                                                     -----------
                             MUNICIPAL BONDS - 0.4%
                             Government - 0.4%
   330,000    AAA/NR         Tobacco Settlement Authority Iowa, 6.79%, 6/1/10        $   337,247
                                                                                     -----------
                             TOTAL MUNICIPAL BONDS
                             (Cost $330,000)                                         $   337,247
                                                                                     -----------
                             TEMPORARY CASH INVESTMENT - 3.9%
                             Repurchase Agreement - 3.9%
 3,400,000                   UBS Warburg, Inc. 4.40%, dated 7/3/06, with a
                             repurchase price of $3,400,000 plus accrued
                             interest on 7/3/06 collateralized by $3,367,000
                             U.S. Treasury Note, 6.125%, 8/15/07                     $ 3,400,000
                                                                                     -----------
                             TOTAL TEMPORARY CASH INVESTMENT
                             (Cost $3,400,000)                                       $ 3,400,000
                                                                                     -----------
                             TOTAL INVESTMENTS IN SECURITIES - 100.5%
                             (Cost: $91,356,445) (a)                                 $88,477,179
                                                                                     -----------
                             OTHER ASSETS AND LIABILITIES - (0.5)%                   $  (419,078)
                                                                                     -----------
                             TOTAL NET ASSETS - 100.0%                               $88,058,101
                                                                                     ===========

20 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Non-income producing security.

NR     Not Rated.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $5,034,790 or 5.7% of total net assets.

(a) At June, 30, 2006 the net unrealized gain on investments based on cost for federal income tax purposes of $91,356,444 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost.                                            $    176,399
       Aggregate gross unrealized loss for all investments in which there is
       an excess of value over tax cost.                                              (3,055,665)
                                                                                    ------------
       Net Unrealized gain                                                          $ (2,879,266)
                                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June, 30, 2006 aggregated $13,399,529 and $14,131,134, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Interest Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $91,356,445)                        $88,477,179
  Interest Receivable                                                    754,739
  Other                                                                    5,352
                                                                     -----------
    Total assets                                                     $89,237,270
                                                                     -----------
LIABILITIES:
  Due to bank                                                        $ 1,132,715
  Due to affiliates                                                       11,972
  Accrued expenses                                                        30,494
  Other                                                                    3,988
                                                                     -----------
    Total liabilities                                                $ 1,179,169
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $96,529,816
  Distributions in excess of net investment income                       (74,737)
  Accumulated net realized loss on investments                        (5,517,712)
  Net unrealized loss on investments                                  (2,879,266)
                                                                     -----------
    Total net assets                                                 $88,058,101
                                                                     ===========
NET ASSET VALUE PER SHARE:
  (based on $88,058,101/7,395,024 shares)                            $     11.91
                                                                     ===========

22 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Interest                                                           $2,409,836
  Income from securities loaned, net                                        344
                                                                     ----------
    Total investment income                                                         $  2,410,180
                                                                                    ------------
EXPENSES:
  Management fees                                                    $  254,244
  Transfer agent fees and expenses                                       72,199
  Administrative reimbursements                                           9,474
  Custodian fees                                                          9,413
  Professional fees                                                      12,896
  Printing expense                                                        8,053
  Fees and expenses of nonaffiliated trustees                             2,956
  Miscellaneous                                                          32,960
                                                                     ----------
    Net expenses                                                                    $    402,195
                                                                                    ------------
     Net investment income                                                          $  2,007,985
                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                                  $    114,787
                                                                                    ------------
  Change in net unrealized loss on investments                                      $ (2,848,587)
                                                                                    ------------
  Net loss on investments                                                           $ (2,733,800)
                                                                                    ------------
  Net decrease in net assets resulting from operations                              $   (725,815)
                                                                                    ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Interest Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05

                                                                     Six Months
                                                                        Ended
                                                                       6/30/06       Year Ended
                                                                     (unaudited)      12/31/05
FROM OPERATIONS:
Net investment income                                                $ 2,007,985    $ 4,176,062
Net realized gain on investments                                         114,787        315,593
Change in net unrealized loss on investments                          (2,848,587)    (2,264,603)
                                                                     -----------    -----------
  Net increase (decrease) in net assets resulting
    from operations                                                  $  (725,815)   $ 2,227,052
                                                                     -----------    -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income ($0.29 and $0.62
  per share, respectively)                                           $(2,144,546)   $(4,584,893)
                                                                     -----------    -----------
    Total distributions to shareowners                               $(2,144,546)   $(4,584,893)
                                                                     -----------    -----------
    Net decrease in net assets                                       $(2,870,361)   $(2,357,841)
NET ASSETS:
Beginning of period                                                   90,928,462     93,286,303
                                                                     -----------    -----------
End of period (including undistributed (distributions in
  excess of) net investment income of ($74,737) and
  $61,824, respectively                                              $88,058,101    $90,928,462
                                                                     ===========    ===========

24 The accompanying notes are an integral part of these financial statements.

Pioneer Interest Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         6/30/06    Year Ended  Year Ended    Year Ended  Year Ended    Year Ended
                                                       (unaudited)   12/31/05   12/31/04(a)    12/31/03    12/31/02     12/31/01(b)
Net asset value, beginning of period                       $ 12.30     $ 12.61    $  12.58       $ 12.22    $  12.33       $ 12.36
                                                           -------     -------    --------       -------    --------       -------
Increase from investment operations:
 Net investment income                                     $  0.27     $  1.81    $   0.61       $  0.69    $   0.82       $  0.85
 Net realized and unrealized gain (loss) on investments      (0.37)      (1.50)       0.14          0.35       (0.12)        (0.01)
                                                           -------     -------    --------       -------    --------       -------
   Net increase from investment operations                 $ (0.10)    $  0.31    $   0.75       $  1.04    $   0.70       $  0.84
Distributions to shareowners:
 Net investment income                                       (0.29)      (0.62)      (0.72)        (0.68)      (0.81)        (0.87)
                                                           -------     -------    --------       -------    --------       -------
Net increase (decrease) in net asset value                 $ (0.39)    $ (0.31)   $   0.03       $  0.36    $  (0.11)      $ (0.03)
                                                           -------     -------    --------       -------    --------       -------
Net asset value, end of period                             $ 11.91     $ 12.30    $  12.61       $ 12.58    $  12.22       $ 12.33
                                                           -------     -------    --------       -------    --------       -------
Market value, end of period                                $ 10.91     $ 10.85    $  11.45       $ 11.53    $  11.23       $ 11.40
                                                           =======     =======    ========       =======    ========       =======
Total return*                                                (0.82)%      0.11%       5.48%(d)      8.91%       5.58%(c)      9.13%
Ratio of net expenses to average net assets+                  0.90%       0.81%       0.77%         0.90%       0.84%         0.92%
Ratio of net investment income to average net assets+         4.50%       4.51%       4.82%         5.53%       7.15%         6.76%
Portfolio turnover rate                                         31%         42%         47%           71%         43%           52%
Net assets, end of period (in thousands)                   $88,058     $90,928    $ 93,286       $93,014    $ 90,334       $91,193
Ratios assuming no reduction for fees paid indirectly:
 Net expenses                                                 0.90%       0.81%       0.77%         0.90%       0.84%         0.92%
 Net investment income                                        4.50%       4.51%       4.87%         5.53%       7.15%         6.76%

* Assumes initial investment at market value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at market value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.
(a) The per share data presented is based upon the average shares outstanding for the period presented.
(b) On January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.85% to 6.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(c) Previously reported 2.40% which is based on net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
(d) Previously reported 6.11% which is based on net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the net asset value at the end of the period.

The accompanying notes are an integral part of these financial statements. 25

Pioneer Interest Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Interest Shares (the Fund), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The investment objective of the Fund is to provide interest income.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums are accreted/amortized for financial reporting purposes over the life of the respective securities. Premium and discount related to certain mortgage-backed securities are amortized and accreted in proportion to the monthly paydowns. Interest income is recorded on the accrual basis. Amortization and accretion or premium or discount on debt securities is included in interest income. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Information regarding the Fund's principal investment risks is contained in the Funds prospectus(es). Please refer to those documents when considering the Fund's risks.

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. At December 31, 2005 the Fund had a net capital loss carryforward of $5,094,325 of which $2,754,182 will expire in 2008, $887,544 will expire in 2009, $1,200,417 will expire in 2010, $252,182 will expire in 2011, if not utilized.

     The Trust has elected to defer approximately $538,026 of capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                         2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                       $4,584,893
Long-term capital gain                                                         -
                                                                      ----------
  Total                                                               $4,584,893
                                                                      ==========
--------------------------------------------------------------------------------

Pioneer Interest Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $   131,044
Capital loss carryforward                                             (5,094,325)
Post October losses deferred                                            (538,026)
Unrealized depreciation                                                 (100,047)
                                                                     -----------
  Total                                                              $(5,601,354)
                                                                     ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premium amortization.

C.   Dividend and Distribution Reinvestment Plan

     All shareowners of the Fund are eligible to participate in the Dividend and Distribution Reinvestment Plan (the Plan). Under the Plan, participants will receive all dividends and distributions in full and fractional shares of the Fund in lieu of cash when shares are trading at or above net asset value. When shares are trading below net asset value, dividends and distributions will be paid in cash. When the Fund declares dividends or distributions, the number of shares to be credited to a participant's account or the cash to be distributed to a participant, determined as of the close of business of the New York Stock Exchange on the Dividend Valuation Date, is computed as follows: (a) if the last sales price of shares of the capital stock of the Fund is at or above net asset value, the Fund will issue new full and fractional shares (computed to three decimals) of capital stock at the greater of net asset value or 95% of such last sales price, to be credited to the participant's account; or (b) if the last sales price of shares of the capital stock of the Fund is below the net asset value, the Agent will distribute the dividends or distributions to the participant in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. There are no brokerage or service fees chargeable to participants in the Plan;

Pioneer Interest Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    however, this Plan may be amended in the future to impose a service charge. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends and distributions paid in any taxable year. Dividends and distributions to shareowners are recorded as of the Dividend Valuation Date. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the plan.

D.   Securities Lending

     The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund's average daily net assets up to $50 million and 0.50% of the excess over $50 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006 $1,609 was payable to PIM related to management fees, administrative reimbursements and certain other services and is included in due to affiliates.

Pioneer Interest Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Co., provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $10,363 in transfer agent fee due to PIMSS at June 30, 2006.

CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Pioneer Interest Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Osbert M. Hood, Executive Vice
Mary K. Bush                       President
Margaret B.W. Graham              Vincent Nave, Treasurer
Osbert M. Hood                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Sub-Transfer Agent
American Stock Transfer & Trust Company

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

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32

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                                                                              33

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34

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                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST)* for:

Account Information                                              1-800-710-0935

Or write to AST:

For                                                              Write to
General inquiries, lost dividend checks,                         American Stock
change of address, lost stock certificates,                      Transfer & Trust
stock transfer                                                   Operations Center
                                                                 6201 15th Ave.
                                                                 Brooklyn, NY
                                                                 11219
Dividend reinvestment plan (DRIP)                                American Stock
                                                                 Transfer & Trust
                                                                 Wall Street Station
                                                                 P.O. Box 922
                                                                 New York, NY
                                                                 10269-0560
Website                                                          www.amstock.com

* On July 17, 2006, AST became the Trust's sub-transfer agent with respect to its common shares.

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.

Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made byor on behalf of the registrant or any affiliated purchaser as defined in rule 10b-18(a)(3) under the Securities Exchange Act of 1934
(the Exchange Act), of shares of the registrants equity securities that are registered by the registrant prusuant to Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.